Statements of cash flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net income (loss) from continuing operations	$ (542,512)	$ 196,407
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Foreign exchange loss	(16,396)	85
Impairment of marketable securities	131,678
Gain on disposal of marketable securities	(49,125)
Changes in operating assets and liabilities:
Accounts receivable	(2,691)	(92,569)
Prepaid expenses	35,960	(36,818)
Accounts payable and accrued liabilities	81,702	(8,243)
Due to a related party	20,096	(1,405)
Deferred revenue		(67,599)
Net cash provided by (used in) operating activities	(341,288)	(10,142)
Investing activities
Proceeds from sale of marketable securities	51,324	(76,720)
Net cash used in investing activities	51,324	(76,720)
Financing activities
Proceeds from loans payable	19,110	37,523
Advances from related parties	323,563
Repayment of related party debt	(68,824)
Net cash provided by (used in) financing activities	273,849	37,523
Change in cash	(16,115)	(49,339)
Cash, beginning of period	22,164	71,503
Cash, end of period	6,049	22,164
Non-cash Investing and Financing Activities:
Marketable securities acquired from a related party	108,952
Marketable securities exchanged for consulting services	29,444
Supplemental cash flow information
Income taxes paid
Interest paid